Average Annual Total Returns - The Hartford Floating Rate Fund	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R3 Return Before Taxes 10 Years	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R4 Return Before Taxes 10 Years	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class R5 Return Before Taxes 10 Years	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class Y Return Before Taxes 10 Years	Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		Class F Return Before Taxes 10 Years		S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(1.78%)	4.07%	3.34%	(3.17%)	2.30%	1.60%	(1.10%)	2.33%	1.79%	(0.46%)	3.94%	2.89%	1.54%	5.00%	3.93%	1.01%	4.44%	3.38%	1.36%	4.71%	3.65%	1.57%	4.99%	3.92%	1.59%	5.03%	3.99%	1.45%	[1]	5.04%	[1]	3.95%	[1]	3.12%	5.24%	4.32%

[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.